Investment Objectives and Goals - Performance Trust Short Term Bond ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Performance Trust Short Term Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Performance Trust Short Term Bond ETF (the “Fund”) seeks total return from income and preservation of principal.